Financial instruments included in the statement of financial position and impact on income - Impact on PL (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cost of gross debt	€ (1,721)
Cost of gross debt		€ 1,354
Income from cash equivalents	0	105
Total fair value through profit or loss	€ (1,721)	€ 1,459